PREPAID EXPENSES (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expenses
Schedule of prepaid expenses and other receivables

	March 31,
	2022 ($)	2021 ($)
Prepaid expenses	473,799	592,695
Prepaid inventory	—	587,493
Other taxes	276,368	89,325
	750,167	1,269,513